NET SALES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Sales
Deduction of revenue	R$ 1,467.2	R$ 1,245.8	R$ 1,048.3